Intangible Assets (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 10,797	$ 26,746